Investment Securities at Fair Value (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 338,109,858	$ 169,732,844
Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	172,898,790	87,138,861
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	94,144,693	69,273,763
Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	71,066,375	13,320,220
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	165,211,068	82,593,983
Level 1 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	94,144,693	69,273,763
Level 1 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	71,066,375	13,320,220
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	172,898,790	87,138,861
Level 2 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	172,898,790	87,138,861
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0